Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	EXPLANORY NOTE: The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 4, 2025, to correct the omission of the Schwab U.S. Treasury Money Fund, Ultra Shares annual report in Form N-CSR. No other information or disclosures contained in the Registrant’s Form N-CSR filed March 4, 2025 are being amended by this Form N-CSR/A.
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024